Significant Accounting Policies (Policies) - EBP 003 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Accounting Method
Accounting Method
The accounting records of the United Bankshares, Inc. (United) Savings and Stock Investment Plan (the Plan) are maintained on a modified cash basis of accounting, a basis of accounting permitted by the Department of Labor. Such accounting method includes recording investments at fair value. Interest income on investments is recorded as it is earned while all other additions and deductions are recognized as received or paid rather than as earned or incurred. Accordingly, the accompanying financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.
The preparation of financial statements requires management to make estimates that affect the amounts reported in the financial statements, accompanying notes, and supplemental schedules. Actual results could differ from those estimates.

Investment Valuation and Income Recognition
Investment Valuation and Income Recognition
Investments held by the Plan are stated at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price) (see Note 4 for disclosures related to fair value measurements).
Purchases and sales of securities are recorded on a trade-date basis. Interest income is recorded as earned. Dividends are recorded on the ex-dividend
date. Net appreciation and depreciation includes the Plan’s gains and losses on investments bought and sold as well as held during the year.

Notes Receivable from Participants
Notes Receivable from Participants
The notes receivable from participants are measured at their principal balance, plus any accrued but unpaid interest. Defaulted loans, if any, are reclassified as distributions.